FORM 5500, SCHEDULE H, PART IV, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
North America 401(k) Savings Plan
DELINQUENT PARTICIPANT CONTRIBUTIONS
FORM 5500, SCHEDULE H, PART IV, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

FRESENIUS MEDICAL CARE NORTH AMERICA 401(k) SAVINGS PLAN

I.D. NO. - 04-2835488

PLAN NO. - 002

FORM 5500, SCHEDULE H, PART IV, LINE 4a -

SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

For the Year Ended December 31, 2025

Total that Constitute Nonexempt Prohibited Transactions
	Participant					Total Fully
	Contributions			Contributions	Contributions	Corrected Under
	Transferred		Contributions Not	Corrected Outside	Pending Correction	VFCP and PTE
Plan Year	Late to Plan		Corrected	VFCP	in VFCP	2002-51
2024	$29,124	*	$-	$29,124	$-	$-

* Indicates late participant loan repayments are included